Reconciliation of borrowings (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of borrowings
Balance at the beginning	kr 0	kr 0	kr 0
Additions	(656,120)	0	0
Payments for debt issue costs	8,214	0	0
Balance at the end	kr (647,906)	kr 0	kr 0